UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

      Pax World High Yield Fund, Inc.
      222 State Street, Portsmouth, NH 03801

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):   |X|

      $1.00 par value common stock

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3.    Investment Company Act File Number:

      811-09419

      Securities Act File Number:

      333-82133

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4(a). Last day of fiscal year for which this Form is filed:

      12/31/00

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4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). |_| Check box if this is the last time the issuer will be filing this Form.


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5.    Calculation of registration fee:

      (i) Aggregate sale price of securities
          sold during the fiscal year pursuant
          to section 24(f):                                    $ 8,670,083
                                                               ---------------

     (ii) Aggregate price of securities redeemed
          or repurchased during the fiscal year: $ 689,731
                                                 --------------

    (iii) Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to
          the Commission:                        $      0
                                                 --------------

     (iv) Total available redemption credits (add
          Items 5(ii) and 5(iii):                              -$ 689,731
                                                                --------------

      (v) Net sales -- if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                      $ 7,980,352
                                                                --------------

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     (vi) Redemption credits available for use  $(      0     )
          in future years -- if Item 5(i) is     --------------
          less than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:
     -----------------------------------------------------------

    (vii) Multiplier for determining registration
          fee (See Instruction C.9):                           x .00025
                                                               ---------------

   (viii) Registration fee due [multiply Item
          5(v) by Item 5(vii)](enter "0" if
          no fee is due):                                     =$ 1,995.09
                                                               ---------------

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:     0     .
                                                                    -----------
      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
      issuer in future fiscal years, then state that number here:      0     .
                                                                 ------------

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                               +$      0
                                                                --------------

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                               =$ 1,995.09
                                                                --------------

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:   March 21, 2001

          Method of Delivery:

                              |X| Wire Transfer

                              |_| Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Lee D. Unterman
                        ------------------------------------------------------
                          Lee D. Unterman, Secretary
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Date  March 22, 2001
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